Non-financial assets and liabilities	12 Months Ended
Dec. 31, 2022
Non-financial assets and liabilities
Non-financial Assets And Liabilities

14. Non-financial assets and liabilities

14.1. Other non-financial assets

	12-31-2022	12-31-2021
	ARS 000	ARS 000
Non-current:

Tax credits	420	122,034
Income tax credits	240,947	539,708
Prepayments to vendors	4,511	8,787
	245,878	670,529

Current:

Upfront payments of inventories purchases	252,136	142,902
Prepayment insurance	326,028	2,229,396
Tax credits	236,827	2,115,261
Other	76,883	96,493
	891,874	4,584,052

14.2. Other non-financial liabilities

	12-31-2022	12-31-2021
	ARS 000	ARS 000
Non-current:

VAT payable	7,310,088	10,170,064
Tax on bank account transactions payable	262,184	381,875
	7,572,272	10,551,939

Current:

VAT payable	5,558,488	5,901,990
Turnover tax payable	48,195	58,900
Income tax withholdings payable	1,804,845	112,945
Concession fees and royalties	53,715	84,632
Tax on bank account transactions payable	349,043	314,747
Dividends payable	946,743	-
Other	11,020	67,224
	8,772,049	6,540,438

14.3. Compensation and employee benefits liabilities

	12-31-2022	12-31-2021
	ARS 000	ARS 000
Non-current:

Employee long-term benefits	745,477	665,871

Current:

Employee long-term benefits	215,013	252,438
Vacation and statutory bonus	1,186,198	1,229,071
Contributions payable	372,374	378,121
Bonus accrual	1,381,522	1,208,022
Other	67,287	111,727
	3,222,394	3,179,379

The following tables summarize the components of net benefit expense recognized in the consolidated statement of income as long-term employee benefit plans and the changes in the long-term employee benefit liabilities recognized in the consolidated statement of financial position.

	12-31-2022	12-31-2021
	ARS 000	ARS 000
Benefit plan expenses

Cost of interest	57,259	69,041
Cost of service for the current year	284,699	402,628
Past service cost	63,352	-
Expense recognized during the year	405,310	471,669

Defined benefit obligation at beginning of year	918,308	925,034
Cost of interest	203,735	350,801
Cost of service for the current year	40,976	60,152
Past service cost	63,352	-
Actuarial losses (gains)	234,858	(755)
Benefits paid	(94,415)	(104,734)
Decrease due to gain on net monetary position	(446,881)	(312,189)
Defined benefit obligation at end of year	919,933	918,309

The main key assumptions used to determine the obligations as of year-end are as follows:

Main key assumptions used	2022	2021

Discount rate	5.50%	5.50%

Increase in the real annual salary	2.00%	2.00%

Turn over of participants	0.73%	0.73%

A one percentage point change in the discount rate applied would have the following effect:

	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2022 year-end	(72,806)	85,384
Effect on the benefit obligation as of the 2021 year-end	(70,858)	83,120

A one percentage point change in the annual salary assumed would have the following effect:

	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2022 year-end	79,533	(69,087)
Effect on the benefit obligation as of the 2021 year-end	77,317	(67,132)

As of December 31, 2022 and 2021, the Group had no assets in connection with employee benefit plans.